RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related party relationship with the group
The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”)	An entity controlled by certain shareholders of the Group
Shanghai Yijia Property Management Co., Ltd. (“Yijia Property”)	An entity controlled by certain shareholders of the Group
Shanghai Youzhen Information Technology Co., Ltd. (“Youzhen”)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”)	An entity controlled by certain shareholders of the Group
Key Space(S) Ptd. Ltd. (“Key Space”)	An entity controlled by certain shareholder of the Group

Summary of transactions with related parties
For the six months ended March 31, 2020 and 2021, s
e
rvices provided by the related parties were RMB 29,117 and RMB Nil, respectively
:

	Six months ended March 31,
	2020	2021
Labor outsourcing service expense to Laiguan	16,674	—
Labor outsourcing service expense to Qingji.	12,443	—

Total	29,117	—

As stated in Note 7, during October 2020 through February 2021, the Group issued convertible notes in exchange for cash aggregating $12,880 (RMB 84,638) to Key Space. As of March 31, 2021, the Group had convertible notes of $44,130 due to Key Space, amo
u
nt which $18,191 and $25,939 are subject to interest rate of 15% per annum and 17% per annum respectively. For the six months ended March 31, 2021, the Group accrued interest expenses of RMB 21,983 on the convertible notes.
As of September 30, 2020 and March 31, 2021, amounts due from related parties were RMB168 and RMB nil, respectively, and details are as follows:

	As of September 30, 2020	As of March 31, 2021
Youzhen.	125	—
Others	43	—

Total	168	—

As of September 30, 2020 and March 31, 2021, amounts due to related parties were RMB 6,594 and RMB 12, respectively, and details are as follows:

	As of September 30, 2020	As of March 31, 2021
Yijia Property.	4,156	—
Qingji	1,539	—
Laiguan	882	—
Others	17	12

Total	6,594	12